Shareholders' Deficit (Details)				1 Months Ended	9 Months Ended	12 Months Ended
		Feb. 23, 2021 shares	Dec. 31, 2020 $ / shares shares	Feb. 23, 2021 shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 £ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 £ / shares
Cartesian Growth Corp [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares, shares authorized			1,000,000		1,000,000	1,000,000	1,000,000	1,000,000
Preference shares, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued		8,625,000		8,625,000
Issued and outstanding shares of public offering, percentage					20.00%	20.00%
Class A Ordinary Shares
Shareholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share) | £ / shares							£ 0.01	£ 0.01	£ 0.01
Class A Ordinary Shares | Cartesian Growth Corp [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized			200,000,000		200,000,000	200,000,000	200,000,000	200,000,000
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			0		0	0	0	0
Subject to possible redemption shares			0		34,500,000	34,500,000	34,500,000	0
Common stock, shares outstanding			0		0	0	0	0
Shares issued					34,500,000	34,500,000	34,500,000
Class A Ordinary Shares | Subject To Possible Redemption [Member] | Cartesian Growth Corp [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued					34,500,000	34,500,000	34,500,000
Common stock, shares outstanding					34,500,000	34,500,000	34,500,000
Class B Ordinary Shares [Member] | Cartesian Growth Corp [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized			20,000,000		20,000,000	20,000,000	20,000,000	20,000,000
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			7,187,500		8,625,000	8,625,000	8,625,000	7,187,500
Common stock, shares outstanding			7,187,500		8,625,000	8,625,000	8,625,000	7,187,500
Shares issued		8,625,000		8,625,000
Founder Shares (in Shares)	[1]		7,187,500
Class B Ordinary Shares [Member] | Founder Shares [Member] | Cartesian Growth Corp [Member]
Shareholders' Equity (Details) [Line Items]
Founder Shares (in Shares)		1,125,000		1,125,000

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.